Acquisition	6 Months Ended
Jun. 30, 2025
Acquisition [Abstract]
ACQUISITION

4. ACQUISITION

Acquisition of Star Home

On April 1, 2025, Scenovo SG entered into a share acquisition agreement with a third party to purchase 70% equity in Star Home for a consideration of nil. The transaction was completed on April 1, 2025. Star Home is a Dubai-based multi-channel network (MCN) company. The historical operating results of Star Home were not significant to the Company. The Company believes the Star Home acquisition will help to explore oversea market. The Star Home acquisition was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

RMB
Cash acquired	28
Prepaid expenses and other current assets	662
Goodwill	578
Total assets	1,268

Current liabilities	1,268
Non-current liabilities	-
Total liabilities	1,268
30% Equity Value with non-controlling interests	-
Total consideration	-